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AXA Equitable Life Insurance Company

SUPPLEMENT DATED AUGUST 24, 2012 TO THE CURRENT PROSPECTUS FOR

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
INCENTIVE LIFE(R) '99                  INCENTIVE LIFE(R) '02
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This Supplement modifies certain information in the above-referenced prospectus, supplements to prospectus and statement of additional information (together the "Prospectus") offered by AXA Equitable Life Insurance Company ("AXA Equitable"). You should read this Supplement in conjunction with your Prospectus and retain it for future reference. This Supplement incorporates the Prospectus by reference. Unless otherwise indicated, all other information included in your Prospectus remains unchanged. The terms we use in this Supplement have the same meaning as in your Prospectus. We will send you another copy of any prospectus or supplement without charge upon request. Please contact the customer service center referenced in your Prospectus.

The purpose of this Supplement is to provide you with information regarding certain changes to the Prospectus. Please note the following changes described below.

INCREASE IN MONTHLY ADMINISTRATIVE CHARGE

Effective December 1, 2012, the monthly administrative charge for AXA Equitable Incentive Life '99 and Incentive Life '02 insurance policies will be increased from $7 to $8. If you need additional information about this change, please contact us at (800) 777-6510, weekdays, 8AM to 7PM Eastern time.

Refer to the chapter entitled "More information about certain policy charges" in your prospectus. The second sentence of the "Administrative charge" paragraph under "Periodic charges" is deleted in its entirety and replaced with the following:

In all subsequent policy years (but not beyond the policy anniversary when the insured person is attained age 100), we currently deduct $8 from your policy account value at the beginning of each policy month.



   Copyright 2012 AXA Equitable Life Insurance Company. All rights reserved. Incentive Life(R) is a registered service mark of AXA Equitable Life Insurance
                                   Company.

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                          1290 AVENUE OF THE AMERICAS
                              NEW YORK, NY 10104
                                 212-554-1234

                   EVM-03 (8/12)                                  150004 (8/12)
                   IF (SAR)                                             #372689